Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Transamerica BlackRock Government Money Market VP
Effective April 2, 2024, the sixth paragraph under the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus relating to the portfolio, is deleted in its entirety, and replaced with the following:
The portfolio invests in accordance with the quality, maturity, liquidity and diversification requirements of Rule 2a‑7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission.
* * *
Investors Should Retain this Supplement for Future Reference
March 28, 2024

Transamerica BlackRock Government Money Market VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Transamerica BlackRock Government Money Market VP
Effective April 2, 2024, the sixth paragraph under the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus relating to the portfolio, is deleted in its entirety, and replaced with the following:
The portfolio invests in accordance with the quality, maturity, liquidity and diversification requirements of Rule 2a‑7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission.
* * *
Investors Should Retain this Supplement for Future Reference
March 28, 2024